Other financial liabilities - Breakdown and Unsettled (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other financial liabilities
Total other financial liabilities	$ 890,284	$ 820,431
Other financial liabilities
Other financial liabilities
Trade payables	2,277	1,895
Tax payables	1,187	939
Financial transactions pending settlement	5,061	5,468
Other financial liabilities	5,281	5,161
Total other financial liabilities	13,806	13,463
Mexican government securities | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	4,827	4,575
Mexican Bank Saving Protection Bonds (BPATs) | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	201
Equity instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	1	119
Other financial instruments | Other financial liabilities
Other financial liabilities
Financial transactions pending settlement	$ 32	$ 774